Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized holding gains (losses) arising during the period related to investment securities available for sale, tax	$ 27	$ (5)